Summary of Derivative Trading Results by Market Sector (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	$ (1,633,508)	$ 5,588,766
Change in Net Unrealized Gain (Loss)	1,995,277	(4,490,529)
Net Trading Gain (Loss)	361,769	1,098,237
SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	(871,078)	2,767,330
Change in Net Unrealized Gain (Loss)	1,250,375	(2,413,790)
Net Trading Gain (Loss)	379,297	353,540
SUPERFUND GOLD, L.P.- SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	(762,430)	2,821,436
Change in Net Unrealized Gain (Loss)	744,902	(2,076,739)
Net Trading Gain (Loss)	(17,528)	744,697
Foreign Exchange
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	263,199	(119,549)
Change in Net Unrealized Gain (Loss)	40,809	(148,534)
Net Trading Gain (Loss)	304,008	(268,083)
Foreign Exchange | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	121,297	(96,463)
Change in Net Unrealized Gain (Loss)	32,885	(63,836)
Net Trading Gain (Loss)	154,182	(160,299)
Foreign Exchange | SUPERFUND GOLD, L.P.- SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	141,902	(23,086)
Change in Net Unrealized Gain (Loss)	7,924	(84,698)
Net Trading Gain (Loss)	149,826	(107,784)
Currency Swap
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	(1,162,365)	(1,508,127)
Change in Net Unrealized Gain (Loss)	94,280	(364,592)
Net Trading Gain (Loss)	(1,068,085)	(1,872,719)
Currency Swap | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	(570,390)	(853,077)
Change in Net Unrealized Gain (Loss)	59,429	(142,275)
Net Trading Gain (Loss)	(510,961)	(995,352)
Currency Swap | SUPERFUND GOLD, L.P.- SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	(591,975)	(655,050)
Change in Net Unrealized Gain (Loss)	34,851	(222,317)
Net Trading Gain (Loss)	(557,124)	(877,367)
Financial
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	639,203	2,001,449
Change in Net Unrealized Gain (Loss)	164,793	(111,250)
Net Trading Gain (Loss)	803,996	1,890,199
Financial | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	348,139	945,914
Change in Net Unrealized Gain (Loss)	97,969	(48,501)
Net Trading Gain (Loss)	446,108	897,413
Financial | SUPERFUND GOLD, L.P.- SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	291,064	1,055,535
Change in Net Unrealized Gain (Loss)	66,824	(62,749)
Net Trading Gain (Loss)	357,888	992,786
Food And Fiber
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	(737,597)	(517,447)
Change in Net Unrealized Gain (Loss)	66,335	(140,240)
Net Trading Gain (Loss)	(671,262)	(657,687)
Food And Fiber | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	(406,993)	(253,834)
Change in Net Unrealized Gain (Loss)	41,534	(53,436)
Net Trading Gain (Loss)	(365,459)	(307,270)
Food And Fiber | SUPERFUND GOLD, L.P.- SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	(330,604)	(263,613)
Change in Net Unrealized Gain (Loss)	24,801	(86,804)
Net Trading Gain (Loss)	(305,803)	(350,417)
Indices
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	26,837	(1,877,005)
Change in Net Unrealized Gain (Loss)	202,387	(70,964)
Net Trading Gain (Loss)	229,224	(1,947,969)
Indices | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	100,339	(930,898)
Change in Net Unrealized Gain (Loss)	133,157	(25,509)
Net Trading Gain (Loss)	233,496	(956,407)
Indices | SUPERFUND GOLD, L.P.- SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	(73,502)	(946,107)
Change in Net Unrealized Gain (Loss)	69,230	(45,455)
Net Trading Gain (Loss)	(4,272)	(991,562)
Metals
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	(1,278,198)	6,405,112
Change in Net Unrealized Gain (Loss)	1,352,838	(3,499,677)
Net Trading Gain (Loss)	74,640	2,905,435
Metals | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	(748,732)	3,488,133
Change in Net Unrealized Gain (Loss)	845,222	(2,014,291)
Net Trading Gain (Loss)	96,490	1,473,842
Metals | SUPERFUND GOLD, L.P.- SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	(529,466)	2,916,979
Change in Net Unrealized Gain (Loss)	507,616	(1,485,386)
Net Trading Gain (Loss)	(21,850)	1,431,593
Livestock
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	(64,462)	(284,910)
Change in Net Unrealized Gain (Loss)	(18,950)	(73,510)
Net Trading Gain (Loss)	(83,412)	(358,420)
Livestock | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	(46,044)	(149,450)
Change in Net Unrealized Gain (Loss)	(9,670)	(31,300)
Net Trading Gain (Loss)	(55,714)	(180,750)
Livestock | SUPERFUND GOLD, L.P.- SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	(18,418)	(135,460)
Change in Net Unrealized Gain (Loss)	(9,280)	(42,210)
Net Trading Gain (Loss)	(27,698)	(177,670)
Energy
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	679,875	1,489,243
Change in Net Unrealized Gain (Loss)	92,785	(81,762)
Net Trading Gain (Loss)	772,660	1,407,481
Energy | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	331,306	617,005
Change in Net Unrealized Gain (Loss)	49,849	(34,642)
Net Trading Gain (Loss)	381,155	582,363
Energy | SUPERFUND GOLD, L.P.- SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	348,569	872,238
Change in Net Unrealized Gain (Loss)	42,936	(47,120)
Net Trading Gain (Loss)	$ 391,505	$ 825,118